Property, Plant and Equipment - Summary of Movements in Leased Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	€ 10,558
Property, plant and equipment at end of period	10,347	€ 10,558
Lease assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	1,649
Property, plant and equipment at end of period	1,514	1,649
Cost | Lease assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	3,407	3,701
Additions through business combinations	4	33
Additions	373	579
Disposals and other movements	(504)	(624)
Hyperinflationary adjustment	(18)	(3)
Reclassification as held for sale	(64)
Currency retranslation	130	(279)
Property, plant and equipment at end of period	3,328	3,407
Accumulated depreciation | Lease assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(1,758)	(1,888)
Depreciation charge for the year	(430)	(457)
Disposals and other movements	410	450
Reclassification as held for sale	35
Currency retranslation	(71)	137
Property, plant and equipment at end of period	(1,814)	(1,758)
Land and buildings | Lease assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	1,328
Property, plant and equipment at end of period	1,206	1,328
Land and buildings | Cost | Lease assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	2,639	2,874
Additions through business combinations	4	30
Additions	263	390
Disposals and other movements	(259)	(436)
Hyperinflationary adjustment	(18)	(3)
Reclassification as held for sale	(61)
Currency retranslation	99	(216)
Property, plant and equipment at end of period	2,667	2,639
Land and buildings | Accumulated depreciation | Lease assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(1,311)	(1,397)
Depreciation charge for the year	(307)	(315)
Disposals and other movements	177	300
Reclassification as held for sale	33
Currency retranslation	(53)	101
Property, plant and equipment at end of period	(1,461)	(1,311)
Plant and equipment | Lease assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	321
Property, plant and equipment at end of period	308	321
Plant and equipment | Cost | Lease assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	768	827
Additions through business combinations	0	3
Additions	110	189
Disposals and other movements	(245)	(188)
Hyperinflationary adjustment	0	0
Reclassification as held for sale	(3)
Currency retranslation	31	(63)
Property, plant and equipment at end of period	661	768
Plant and equipment | Accumulated depreciation | Lease assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(447)	(491)
Depreciation charge for the year	(123)	(142)
Disposals and other movements	233	150
Reclassification as held for sale	2
Currency retranslation	(18)	36
Property, plant and equipment at end of period	€ (353)	€ (447)